Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Share capital	Share premium	Treasury shares	Accumulated losses	Currency translation differences	Total
Balance, beginning of period at Dec. 31, 2021	SFr 1,794	SFr 431,251	SFr (124)	SFr (200,942)		SFr 231,979
Loss for the period				(70,753)		(70,753)
Other comprehensive income/(loss)				4,426	SFr 10	4,436
Total comprehensive loss, net of tax				(66,327)	10	(66,317)
Share-based payments				3,330		3,330
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		(8)	0			(8)
Issuance of shares, net of transaction costs:
Restricted share awards	0	76		(76)		0
Exercise of options	3	4				7
Balance, end of period at Dec. 31, 2022	1,797	431,323	(124)	(264,015)	10	168,991
Loss for the period				(54,233)		(54,233)
Other comprehensive income/(loss)				(1,669)	(61)	(1,730)
Total comprehensive loss, net of tax				(55,902)	(61)	(55,963)
Share-based payments				4,365		4,365
Proceeds from public offerings, net of underwriting fees, transaction costs and stamp duty	286	40,249				40,535
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		2,631	19			2,650
Issuance of shares, net of transaction costs:
Restricted share awards	5	645		(645)		5
Exercise of options	1	59				60
Balance, end of period at Dec. 31, 2023	2,089	474,907	(105)	(316,197)	(51)	160,643
Loss for the period				(50,916)		(50,916)
Other comprehensive income/(loss)				(3,084)	46	(3,038)
Total comprehensive loss, net of tax				(54,000)	46	(53,954)
Share-based payments				5,470		5,470
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		103	1			104
Issuance of shares to be held as treasury shares	114		(114)
Issuance of shares, net of transaction costs:
Restricted share awards	23	3,489		(3,512)
Exercise of options	0	7				7
Balance, end of period at Dec. 31, 2024	SFr 2,226	SFr 478,506	SFr (218)	SFr (368,239)	SFr (5)	SFr 112,270